UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 18, 2018 to November 19, 2018

Commission File Number of issuing entity:  333-177891-04

Central Index Key Number of issuing entity:  0001572493

WFRBS Commercial Mortgage Trust 2013-C13
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-177891

Central Index Key Number of depositor:  0001112998

RBS Commercial Funding Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000729153

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541615

RBS Financial Products Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555501

Liberty Island Group I LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542105

Basis Real Estate Capital II, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Brian Geldert (203) 897-6021
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3906806
38-3906807
38-3906808
38-7092978
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 19, 2018 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C13.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2013-C13 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 18, 2018 to November 19, 2018, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 16, 2018. The CIK number of the Depositor is 0001112998.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on November 13, 2018. The CIK number for Wells Fargo is 0000740906.

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc) ("NatWest plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 16, 2017. The CIK number for NatWest plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on November 14, 2018. The CIK number for RBSFP is 0001541615.

Liberty Island Group I LLC ("LIG I"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2018. The CIK number for LIG I is 0001555501.

National Cooperative Bank, N.A. (formerly known as NCB, FSB), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 16, 2018. The CIK number for NCB is 0001577313.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 15, 2018. The CIK number for Basis is 0001542105.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 31, 2018. The CIK number for C-III is 0001541214.

Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.

Wells Fargo has furnished the Depositor with the following information regarding legal proceedings with respect to Wells Fargo:

Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a classwide basis for the 271 RMBS trusts currently at issue.  The settlement agreement is subject to court approval.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 58 RMBS trusts in New York federal and state court are not covered by the agreement.  In September 2017, Royal Park Investments SA/NV (“Royal Park”), one of the plaintiffs with respect to two trusts in the remaining cases, filed a putative class action complaint seeking declaratory and injunctive relief and money damages based on Wells Fargo Bank’s indemnification from trust funds for legal fees and expenses Wells Fargo Bank incurs or has incurred in defending the case filed by Royal Park. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C13, relating to the November 19, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.
(Depositor)

/s/ Brian Halligan
Brian Halligan, President

Date: December 4, 2018